Purchase Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Purchase Obligations
Schedule of Other Financial Commitments

€ millions	2024	2023
Contractual obligations for acquisition of property, plant, and equipment and intangible assets	270	164
Other purchase obligations	9,322	10,377
Purchase obligations	9,592	10,541

Schedule of Maturities of Other Financial Commitments

€ millions	12/31/2024
Purchase Obligations
Due 2025	2,870
Due 2026 to 2029	6,576
Due thereafter	146
Total	9,592